Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Sep. 30, 2024	Mar. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	[1]	500,000,000	500,000,000
Ordinary shares, shares issued	[1]	15,625,000	15,625,000
Ordinary shares, shares outstanding	[1]	15,625,000	15,625,000

[1]	Shares and per share data are presented on a retroactive basis to reflect the ordinary shares issuance and share split.